Cost accruals	6 Months Ended
Jun. 30, 2026
Cost Accruals
Cost accruals

22.	Cost accruals

	30 June 2026	31 December 2025
	€’000	€’000
Accrued interest on convertible notes (QIND)	490	422
Payroll liabilities (QIND)	227	197
Corporate tax payable (QIND)	180	141
VAT payable (QIND)	36	-
Audit, legal and professional fee accruals	161	198
Other accruals	140	140
Total cost accruals	1,234	1,098